Income tax expense/(credit) - Deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the period	$ 579,796	$ (1,951,154)	$ 0
(Credited)/charged to profit or loss	(279,633)	2,530,047	(1,957,229)
Exchange differences	(35,959)	903	6,075
Additions from acquisition (note 33(C))	2,677,787
At the end of the year	2,941,991	579,796	(1,951,154)
Depreciation allowances in excess of the related depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the period	1,267,681	364,745	36,504
(Credited)/charged to profit or loss	(957,459)	906,775	315,514
Exchange differences	(38,448)	(3,839)	12,727
Additions from acquisition (note 33(C))	63,666
At the end of the year	335,440	1,267,681	364,745
Tax losses recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the period	(1,809,162)	(3,347,753)	(1,169,865)
(Credited)/charged to profit or loss	1,799,103	1,528,881	(2,138,179)
Exchange differences	2,489	9,710	(39,709)
Additions from acquisition (note 33(C))	(235,879)
At the end of the year	(243,449)	(1,809,162)	(3,347,753)
Intangible assets arising from business combination
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the period	1,121,277	1,031,854	1,133,361
(Credited)/charged to profit or loss	(1,121,277)	94,391	(134,564)
Exchange differences		(4,968)	33,057
Additions from acquisition (note 33(C))	2,850,000
At the end of the year	$ 2,850,000	$ 1,121,277	$ 1,031,854